Label	Element	Value
Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) | Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) – In the Principal Investment Strategies subsection, the third paragraph under the Mid-Cap portion is deleted and replaced with the following:

These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. mid-capitalization equity market through total return swap agreements and futures contracts on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market.

Also in the Principal Investment Strategies subsection, the fifth paragraph under the Mid-Cap portion is deleted and replaced with the following:

This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.

Also in the Principal Investment Strategies subsection, the first sentence of the sixth paragraph under the Mid-Cap portion is deleted and replaced with the following:

PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”).